Employee Benefit Plans (Unfunded) - Schedule of Discount Rates Current Market Yields on Government Securities (Details)	Dec. 31, 2024 USD ($)
Schedule of Discount Rates Current Market Yields on Government Securities [Abstract]
2025 (January 1, 2025 till March 31, 2025)	$ 19,615
2026	69,633
2027	40,348
2028	27,934
2029	14,652
Thereafter	106,427
Total	$ 278,609